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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2007 (UNAUDITED)

                                                                                        PRINCIPAL
                                                                                         AMOUNT                     VALUE
--------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 104.3%
--------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 17.9%
U.S. Treasury Bonds
4.50%                                                     02/15/36                      $    2,530            $    2,293 (h)
4.75%                                                     02/15/37                          72,507                68,406 (h)
U.S. Treasury Notes
4.50%                                                     04/30/12 - 05/15/17               15,165                14,841 (h)
4.63%                                                     11/15/09 - 02/15/17              187,123               181,777 (h)
4.75%                                                     05/31/12                          44,211                43,868 (h)
4.88%                                                     05/31/09                         133,172               133,155 (h)
                                                                                                                 444,340

FEDERAL AGENCIES - 3.9%
Federal Home Loan Mortgage Corp.
4.75%                                                     03/05/12                          40,455                39,539 (h)
4.88%                                                     02/09/10                          39,085                38,793 (h)
5.00%                                                     02/16/17                          20,395                19,698 (h)
                                                                                                                  98,030

AGENCY MORTGAGE BACKED - 25.0%
Federal Home Loan Mortgage Corp.
4.50%                                                     06/01/33 - 02/01/35                5,265                 4,792 (f)
5.00%                                                     07/01/35 - 10/01/35                6,386                 6,000 (f)
5.50%                                                     05/01/20                           1,250                 1,233 (f)
6.00%                                                     04/01/17 - 11/01/36               15,556                15,514 (f)
6.50%                                                     01/01/27 - 08/01/36               10,388                10,527 (f)
7.00%                                                     10/01/16 - 08/01/36                3,968                 4,088 (f)
7.50%                                                     11/01/09 - 09/01/33                1,221                 1,257 (f)
8.00%                                                     08/01/30 - 11/01/30                   17                    17 (f)
8.50%                                                     04/01/30 - 05/01/30                   46                    49 (f)
9.00%                                                     05/01/16 - 11/01/16                  247                   264 (f)
Federal National Mortgage Assoc.
4.00%                                                     05/01/19 - 06/01/19                5,164                 4,786 (f)
4.50%                                                     05/01/18 - 02/01/35               35,427                33,305 (f)
5.00%                                                     06/01/20 - 08/01/35               25,791                24,395 (f)
5.01%                                                     07/01/35                          10,688                10,669 (f,g)
5.10%                                                     08/01/35                           6,966                 6,930 (f,g)
5.26%                                                     04/01/37                           2,892                 2,857 (g)
5.44%                                                     04/01/37                             261                   260 (g)
5.50%                                                     01/01/14 - 08/01/35               22,709                22,331 (f)
5.53%                                                     04/01/37                           3,650                 3,635 (g)
5.56%                                                     03/01/37                             250                   249 (g)
5.62%                                                     04/01/37                           6,475                 6,460 (g)
5.64%                                                     06/01/37                           4,840                 4,833 (g)
5.67%                                                     05/01/37                           1,865                 1,862 (g)
5.69%                                                     04/01/37                           2,362                 2,361 (g)
5.71%                                                     04/01/37                           9,308                 9,306 (g)
5.85%                                                     06/01/37                           5,815                 5,833 (g)
6.00%                                                     02/01/14 - 08/01/35               30,154                29,958 (f)
6.50%                                                     01/01/14 - 01/01/37               40,915                41,485 (f)
7.00%                                                     08/01/13 - 06/01/36               12,193                12,602 (f)
7.50%                                                     12/01/09 - 03/01/34                4,148                 4,312 (f)
8.00%                                                     12/01/11 - 11/01/33                2,415                 2,532 (f)
8.50%                                                     04/01/30 - 05/01/31                  273                   292 (f)
9.00%                                                     02/01/09 - 12/01/22                2,297                 2,427 (f)
5.00%                                                     TBA                              115,851               109,515 (b)
5.50%                                                     TBA                              120,672               116,583 (b)
6.00%                                                     TBA                               61,616                60,943 (b)
6.50%                                                     TBA                                7,032                 7,098 (b)
Government National Mortgage Assoc.
4.50%                                                     08/15/33 - 09/15/34                9,658                 8,906 (f)
5.00%                                                     08/15/33                           2,274                 2,159 (f)
5.38%                                                     05/20/21 - 04/20/24                   17                    17 (f,g)
5.75%                                                     08/20/23 - 09/20/24                   22                    22 (f,g)
6.00%                                                     04/15/27 - 09/15/36                5,749                 5,732 (f)
6.13%                                                     11/20/21 - 10/20/25                   21                    21 (f,g)
6.38%                                                     01/20/24 - 03/20/24                   16                    16 (f,g)
6.50%                                                     04/15/19 - 09/15/36                9,875                10,053 (f)
7.00%                                                     03/15/12 - 10/15/36                6,400                 6,590 (f)
7.50%                                                     11/15/22 - 10/15/33                1,129                 1,177 (f)
8.00%                                                     11/15/29 - 06/15/30                   18                    19 (f)
8.50%                                                     10/15/17                             775                   825 (f)
9.00%                                                     11/15/16 - 12/15/21                2,026                 2,178 (f)
5.50%                                                     TBA                               10,375                10,067 (b)
                                                                                                                 619,342

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%
Collateralized Mortgage Obligation Trust (Class B)
5.77%                                                     11/01/18                             379                   325 (c,f,d)
Federal Home Loan Mortgage Corp.
1.13%                                                     04/15/37                           9,540                   450 (e,g)
1.33%                                                     10/15/18 - 04/25/37               14,832                   711 (e,f,g)
1.43%                                                     05/15/37                          12,843                   599 (e,g)
1.83%                                                     12/15/30                          14,745                   615 (e,f,g)
1.88%                                                     09/15/36                           9,137                   622 (e,g)
2.46%                                                     09/15/36                           9,123                   813 (e,f,g)
3.98%                                                     12/15/33                           1,970                 1,479 (f,g)
4.50%                                                     04/15/13 - 03/15/19               12,431                 1,089 (e,f)
5.00%                                                     12/15/13 - 08/01/35               72,426                14,349 (e,f)
5.10%                                                     06/15/33                           6,870                 6,215 (f,g)
5.50%                                                     04/15/17 - 06/15/33                7,204                 1,434 (e,f)
5.50%                                                     04/15/26 - 12/15/36               29,366                28,919
6.00%                                                     03/15/28                           8,050                 8,105
7.50%                                                     01/15/16                             609                   626 (f)
7.50%                                                     07/15/27                              85                    18 (e,f)
8.00%                                                     04/15/20                             267                   267 (f)
8.00%                                                     02/01/23 - 07/01/24                  236                    60 (e,f)
24.46%                                                    09/25/43                          22,895                   253 (c,e,f,g)
Federal Home Loan Mortgage Corp. REMICS
6.00%                                                     01/15/30                           8,965                 9,044
Federal Home Loan Mortgage STRIPS
7.24%                                                     08/01/27                              55                    43 (c,f,d)
Federal National Mortgage Assoc STRIPS (Class 1)
5.23%                                                     11/01/34                           5,363                 3,774 (c,f,d)
Federal National Mortgage Assoc STRIPS (Class 2)
7.50%                                                     11/01/23                           1,055                   289 (e,f)
8.00%                                                     08/01/23 - 07/01/24                  508                   128 (e,f)
8.50%                                                     03/01/17 - 07/25/22                  848                   177 (e,f)
9.00%                                                     05/25/22                             262                    55 (e,f)
Federal National Mortgage Assoc.
1.13%                                                     05/25/37 - 06/25/37              110,975                 5,505 (e,g)
1.19%                                                     12/25/42                           4,124                   137 (e,f,g)
1.45%                                                     03/25/37                           7,516                   468 (e,g)
1.68%                                                     10/25/29                           5,553                   274 (e,f,g)
1.78%                                                     12/25/30                           7,203                   330 (e,f,g)
1.88%                                                     06/25/36 - 07/25/37              116,054                 7,701 (e,f,g)
2.18%                                                     05/25/18                           2,100                   126 (e,f,g)
2.28%                                                     09/25/42                          14,726                   782 (e,f,g)
2.33%                                                     04/25/17 - 10/25/17               11,846                   668 (e,f,g)
2.38%                                                     08/25/16                           3,487                   138 (e,f,g)
2.78%                                                     06/25/42                           4,772                   293 (e,f,g)
4.00%                                                     02/25/28                             287                   281 (f)
4.50%                                                     05/25/18                           2,236                   205 (e,f)
4.75%                                                     11/25/14                           1,166                    63 (e,f)
5.00%                                                     08/25/17 - 02/25/32                2,604                   280 (e,f)
5.50%                                                     03/25/29 - 03/25/33                9,685                 9,611
8.00%                                                     07/25/14                           1,326                 1,340 (f)
Federal National Mortgage Assoc. (Class 2)
5.50%                                                     12/01/33 - 05/25/37                1,771                   461 (e)
Federal National Mortgage Assoc. (Class S)
1.78%                                                     02/25/31                           5,151                   240 (e,f,g)
Federal National Mortgage Assoc. REMIC
1.88%                                                     01/25/37                          23,771                 1,508 (e,f,g)
4.50%                                                     11/25/13                           2,661                    99 (e,f)
4.91%                                                     03/25/31                           5,126                 4,832 (f,g)
5.00%                                                     10/25/22                           2,425                   391 (e,f)
Federal National Mortgage Assoc. REMIC (Class B)
6.13%                                                     12/25/22                             254                   210 (c,f,d)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%**                                                03/25/22                               -                     1 (e,f)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%**                                                05/25/22                               -                    10 (e,f)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                                     08/01/34                          23,640                 6,154 (e)
Government National Mortgage Assoc.
1.04%                                                     11/06/46                           7,982                   500 (e,f,g)
                                                                                                                 123,067

ASSET BACKED - 6.7%
Accredited Mortgage Loan Trust (Class A)
5.62%                                                     07/25/34                             906                   909 (f,g)
AESOP Funding II LLC (Class A)
5.44%                                                     04/20/10                           3,000                 3,004 (a,f,g)
BA Credit Card Trust
5.32%                                                     08/15/12                          10,000                10,000 (f,g)
Bank One Issuance Trust
3.59%                                                     05/17/10                           1,080                 1,076 (f)
Bear Stearns Asset Backed Securities Inc. (Class A)
5.69%                                                     01/25/34                             323                   324 (f,g)
Capital One Auto Finance Trust
5.32%                                                     04/15/12                          20,000                20,000 (f,g)
Capital One Auto Finance Trust (Class A)
5.42%                                                     03/15/11                           2,557                 2,557 (f,g)
Capital One Master Trust (Class C)
6.70%                                                     06/15/11                           2,344                 2,372 (a,f)
Carmax Auto Owner Trust
4.35%                                                     03/15/10                           3,032                 3,001 (f)
Chase Credit Card Master Trust (Class A)
5.43%                                                     07/15/10                           5,000                 5,005 (f,g)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.75%                                                     05/25/32                             429                   403 (f)
Citibank Credit Card Issuance Trust
4.45%                                                     04/07/10                           3,078                 3,052 (f)
Countrywide Asset-Backed Certificates
5.84%                                                     02/25/35                          15,000                15,147 (f,g)
Countrywide Asset-Backed Certificates (Class A)
5.59%                                                     05/25/36                             526                   527 (f,g)
5.69%                                                     08/25/34                             118                   118 (f,g)
5.88%                                                     08/25/32                             230                   231 (f,g)
5.98%                                                     04/25/32                             144                   144 (f,g)
Discover Card Master Trust I (Class A)
5.35%                                                     04/17/12                          25,700                25,739 (f,g)
First Franklin Mortgage Loan Asset Backed Certificates
5.50%                                                     09/25/35                           5,000                 5,001 (f,g)
5.62%                                                     01/25/35                             539                   539 (f,g)
First Horizon Asset Back Trust (Class A)
5.54%                                                     02/25/34                             844                   844 (f,g)
GSAA Trust
5.38%                                                     10/25/36                           1,825                 1,825 (f,g)
5.72%                                                     05/25/34                             632                   636 (f,g)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                     10/15/10                           2,798                 2,765 (f)
Indymac Residential Asset Backed Trust
7.32%                                                     04/25/37                           1,018                   978 (g)
JP Morgan Mortgage Acquisition Corp.
5.47%                                                     03/01/37                           4,300                 4,298 (g)
Long Beach Mortgage Loan Trust
5.48%                                                     05/25/36                           2,000                 1,997 (f,g)
Mid-State Trust
7.54%                                                     07/01/35                             938                   989 (f)
Option One Mortgage Loan Trust
5.45%                                                     06/25/37                           5,000                 5,003 (g)
Peco Energy Transition Trust
6.52%                                                     12/31/10                           2,219                 2,284 (f)
Residential Asset Mortgage Products, Inc.
5.56%                                                     03/25/34                             120                   120 (f,g)
Residential Asset Securities Corp.
5.82%                                                     07/25/32                             570                   570 (f,g)
Residential Asset Securities Corp. (Class A)
4.16%                                                     07/25/30                             828                   819 (f,g)
5.90%                                                     06/25/33                             868                   868 (f,g)
5.96%                                                     11/25/33                             987                   987 (f,g)
SLM Student Loan Trust (Class A)
5.41%                                                     06/15/18                           1,158                 1,159 (f,g)
Structured Asset Investment Loan Trust
5.55%                                                     02/25/35                           1,160                 1,160 (a,f,g)
Swift Master Auto Receivables Trust (Class A)
5.42%                                                     06/15/12                          15,000                15,000 (g)
Triad Auto Receivables Owner Trust (Class A)
5.38%                                                     02/12/14                          11,000                10,994 (g)
Volkswagen Auto Lease Trust (Class A)
3.94%                                                     10/20/10                           1,727                 1,722 (f)
Washington Mutual Master Note Trust
5.35%                                                     05/15/14                          10,000                10,000 (a,g)
Wells Fargo Home Equity Trust
3.97%                                                     05/25/34                           1,089                 1,058 (f,g)
                                                                                                                 165,225

CORPORATE NOTES - 29.2%
Abbey National PLC
7.95%                                                     10/26/29                           3,205                 3,844 (f)
AES Eastern Energy LP
9.67%                                                     01/02/29                           2,690                 3,355 (f)
AES Ironwood LLC
8.86%                                                     11/30/25                           5,896                 6,545 (f)
Air Jamaica Ltd.
9.38%                                                     07/08/15                           2,725                 2,916 (a,f)
Allied World Assurance Holdings Ltd.
7.50%                                                     08/01/16                           2,080                 2,187 (f)
American Electric Power Company, Inc. (Series D)
5.25%                                                     06/01/15                           2,155                 2,070 (f)
American International Group, Inc.
6.25%                                                     05/01/36                           3,015                 3,069 (f)
American Railcar Industries, Inc.
7.50%                                                     03/01/14                           1,105                 1,099 (f)
Amgen Inc.
5.85%                                                     06/01/17                           2,000                 1,967 (a,f)
Aramark Corp.
8.50%                                                     02/01/15                           3,025                 3,078 (a,f)
Arizona Public Service Co.
6.25%                                                     08/01/16                           3,165                 3,180 (f)
BAC CAP TRUST V
5.63%                                                     03/08/35                           3,200                 2,854 (f)
Banco Santander Chile
5.38%                                                     12/09/14                           3,465                 3,380 (a,f)
BanColombia S.A.
6.88%                                                     05/25/17                           1,350                 1,308 (f)
Basell AF SCA
8.38%                                                     08/15/15                           6,720                 6,434 (a)
BellSouth Corp.
4.20%                                                     09/15/09                           2,890                 2,813 (f)
6.55%                                                     06/15/34                           3,035                 3,024 (f)
Bertin Ltd.
10.25%                                                    10/05/16                           1,365                 1,495 (a,f)
BJ Services Co.
5.75%                                                     06/01/11                           3,150                 3,141 (f)
Bristol-Myers Squibb Co.
5.88%                                                     11/15/36                           2,145                 2,019 (f)
British Telecommunications PLC
8.63%                                                     12/15/10                           1,260                 1,377 (f)
Cablevision Systems Corp.
8.00%                                                     04/15/12                           1,140                 1,126 (f)
Cadbury Schweppes US Finance LLC
3.88%                                                     10/01/08                           2,035                 1,992 (a,f)
Capital One Bank
6.50%                                                     06/13/13                           1,325                 1,359 (f)
Carolina Power & Light Co.
5.15%                                                     04/01/15                           1,500                 1,438 (f)
5.70%                                                     04/01/35                             815                   759 (f)
6.13%                                                     09/15/33                           1,590                 1,574 (f)
Chaoda Modern Agriculture
7.75%                                                     02/08/10                           2,725                 2,534 (a,f)
Chesapeake Energy Corp.
6.63%                                                     01/15/16                           3,815                 3,672 (a,f)
Chubb Corp.
6.00%                                                     05/11/37                           2,600                 2,486 (f)
CIT Group, Inc.
5.13%                                                     09/30/14                           3,515                 3,295 (f)
Citigroup, Inc.
5.13%                                                     02/14/11                           4,440                 4,385 (f)
Citizens Communications Co.
7.13%                                                     03/15/19                           8,065                 7,621 (f)
Clarendon Alumina Production Ltd.
8.50%                                                     11/16/21                           4,635                 4,913 (a,f)
Clear Channel Communications, Inc.
4.25%                                                     05/15/09                           1,595                 1,542 (f)
4.50%                                                     01/15/10                           8,170                 7,807 (f)
CMS Energy Corp.
7.75%                                                     08/01/10                           2,725                 2,834 (f)
Commonwealth Bank of Australia
6.02%                                                     03/29/49                           3,070                 2,997 (a,f,g)
Constellation Brands, Inc.
7.25%                                                     05/15/17                           5,720                 5,577 (a,f)
Consumers Energy Co.
5.15%                                                     02/15/17                           2,060                 1,936 (f)
Corrections Corp of America
7.50%                                                     05/01/11                           2,896                 2,936 (f)
COX Communications, Inc.
7.13%                                                     10/01/12                           4,325                 4,565 (f)
7.75%                                                     11/01/10                           2,410                 2,562 (f)
CRH America, Inc.
6.00%                                                     09/30/16                           2,100                 2,076 (f)
CSC Holdings, Inc. (Series B)
8.13%                                                     07/15/09                           3,663                 3,736 (f)
CSX Corp.
6.15%                                                     05/01/37                           3,120                 2,989 (f)
CSX Transportation, Inc.
9.75%                                                     06/15/20                           1,365                 1,744 (f)
DaimlerChrysler NA Holding Corp.
4.05%                                                     06/04/08                           2,000                 1,974 (f)
DBS Bank Ltd.
5.00%                                                     11/15/19                           2,820                 2,653 (a,f,g)
Deluxe Corp.
3.50%                                                     10/01/07                           5,375                 5,321 (f)
Denny's Holdings Inc.
10.00%                                                    10/01/12                           5,375                 5,671 (f)
Dex Media West LLC
8.50%                                                     08/15/10                           9,380                 9,720 (f)
Dillard's, Inc.
6.63%                                                     11/15/08                           8,170                 8,190 (f)
Dominion Resources, Inc. (Series B)
6.30%                                                     09/30/66                           7,805                 7,816 (f,g)
Dover Corp.
6.50%                                                     02/15/11                           1,930                 1,986 (f)
6.65%                                                     06/01/28                           1,250                 1,326 (f)
Duke Energy Corp.
5.38%                                                     01/01/09                           1,065                 1,063 (f)
Dynegy Holdings Inc.
7.75%                                                     06/01/19                           5,445                 5,064 (a,f)
Echostar DBS Corp.
7.00%                                                     10/01/13                           9,120                 8,983 (f)
Edison Mission Energy
7.00%                                                     05/15/17                           5,370                 5,061 (a,f)
EI Du Pont de Nemours & Co.
4.88%                                                     04/30/14                           2,080                 1,974 (f)
El Paso Electric Co.
6.00%                                                     05/15/35                           1,660                 1,548 (f)
Embarq Corp.
7.08%                                                     06/01/16                           3,140                 3,154 (f)
Empresa Energetica de Sergipe and Sociedade Anonima de
Eletrificaao da Paraiba
10.50%                                                    07/19/13                           2,210                 2,464 (a,f)
Equistar Chemicals LP
8.75%                                                     02/15/09                           5,445                 5,636 (f)
Federated Retail Holdings Inc.
5.35%                                                     03/15/12                           4,065                 3,990
FirstEnergy Corp. (Series B)
6.45%                                                     11/15/11                           2,980                 3,056 (f)
Freescale Semiconductor Inc.
8.88%                                                     12/15/14                           5,380                 5,138 (a)
Galaxy Entertainment Finance Company Ltd.
9.88%                                                     12/15/12                           1,055                 1,141 (f)
Gaz Capital for Gazprom
6.51%                                                     03/07/22                           1,550                 1,530 (a,f)
Georgia Gulf Corp.
9.50%                                                     10/15/14                           2,745                 2,731
Globo Comunicacoes e Participacoes S.A.
7.25%                                                     04/26/22                           1,610                 1,556 (a)
GMAC LLC
5.13%                                                     05/09/08                           8,170                 8,068
5.85%                                                     01/14/09                           2,970                 2,927
Goldman Sachs Group, Inc.
6.60%                                                     01/15/12                          13,405                13,898 (f)
GTE Corp.
6.94%                                                     04/15/28                           4,600                 4,708 (f)
7.51%                                                     04/01/09                           2,125                 2,190 (f)
Harrah's Operating Company, Inc.
5.38%                                                     12/15/13                           4,160                 3,526
HCA Inc.
9.13%                                                     11/15/14                           8,170                 8,589 (a,f)
Hexion US Finance Corp.
9.75%                                                     11/15/14                           5,500                 5,693
Hospira, Inc.
5.55%                                                     03/30/12                           2,920                 2,886
HSBC Bank USA NA
4.63%                                                     04/01/14                           3,215                 3,004
HSBC Capital Funding LP
4.61%                                                     12/29/49                           3,400                 3,187 (a,f,g)
HSBC Capital Funding LP (Series 1)
9.55%                                                     12/31/49                           3,380                 3,732 (a,f,g)
HSBC Finance Corp.
6.75%                                                     05/15/11                           1,975                 2,047
HSBC Holdings PLC
6.50%                                                     05/02/36                             625                   642 (f)
Hutchison Whampoa Finance CI Ltd. (Series C)
7.50%                                                     08/01/27                           5,410                 5,958 (a,f)
Hydro Quebec
8.50%                                                     12/01/29                           1,455                 1,954 (f)
Idearc, Inc.
8.00%                                                     11/15/16                           5,450                 5,505
IIRSA Norte Finance Ltd.
8.75%                                                     05/30/24                           2,880                 3,340 (a,f)
Industrias Unidas S.A.
11.50%                                                    11/15/16                           2,825                 2,973 (a)
ING Capital Funding TR III
8.44%                                                     12/29/49                           3,000                 3,257 (g)
ING Groep N.V.
5.78%                                                     12/29/49                           3,330                 3,210 (g)
Inmarsat Finance PLC
7.25%                                                     11/15/12                           6,215                 5,928 (c,i)
International Steel Group Inc.
6.50%                                                     04/15/14                           2,700                 2,744
Interoceanica IV Finance Ltd.
4.19%                                                     11/30/18                           2,760                 1,719 (a,c)
4.23%                                                     11/30/25                           2,760                 1,277 (a,c)
IPSCO, Inc.
8.75%                                                     06/01/13                           2,265                 2,400
iStar Financial, Inc. (REIT)
7.00%                                                     03/15/08                           2,040                 2,057 (f)
JBS S.A.
9.38%                                                     02/07/11                           2,690                 2,784
JP Morgan Chase & Co.
7.00%                                                     11/15/09                           3,965                 4,097 (f)
JP Morgan Chase Bank
5.88%                                                     06/13/16                           3,190                 3,184
Kansas Gas & Electric
5.65%                                                     03/29/21                           1,705                 1,636 (f)
Kazkommerts International BV
7.00%                                                     11/03/09                           3,225                 3,237 (a)
Landsbanki Islands
6.06%                                                     08/25/09                           3,245                 3,279 (a,f,g)
Libbey Glass Inc.
12.38%                                                    06/01/11                           2,675                 2,956 (g)
Lippo Karawaci Finance BV
8.88%                                                     03/09/11                           2,695                 2,684
Lloyds TSB Group PLC
6.27%                                                     12/31/49                           2,195                 2,082 (a,f,g)
Lukoil International Finance BV
6.36%                                                     06/07/17                           2,015                 1,949 (a)
Majestic Star Casino LLC
9.50%                                                     10/15/10                           5,880                 6,115 (f)
Marfrig Overseas Ltd.
9.63%                                                     11/16/16                           2,690                 2,811 (a)
Markel Corp.
7.35%                                                     08/15/34                           1,195                 1,235 (f)
MBIA, Inc.
5.70%                                                     12/01/34                           1,675                 1,539
Mediacom LLC
9.50%                                                     01/15/13                           5,520                 5,644 (f)
Merck & Company, Inc.
5.75%                                                     11/15/36                           1,589                 1,483 (f)
Metropolitan Life Global Funding I
4.25%                                                     07/30/09                           3,910                 3,830 (a,f)
MGM Mirage
7.50%                                                     06/01/16                           3,545                 3,363
Midamerican Energy Holdings Co.
6.13%                                                     04/01/36                           2,165                 2,092 (f)
Mizuho Financial Group Cayman Ltd.
8.38%                                                     12/29/49                           3,070                 3,206
Mohegan Tribal Gaming Authority
6.38%                                                     07/15/09                             375                   371
8.00%                                                     04/01/12                           5,645                 5,828 (f)
Morgan Stanley (Series F)
5.48%                                                     01/18/08                           9,000                 9,006 (f,g)
MUFG Capital Finance 1 Ltd.
6.35%                                                     07/29/49                           2,070                 2,032 (f,g)
Munich Re America Corp. (Series B)
7.45%                                                     12/15/26                           1,935                 2,153 (f)
NAK Naftogaz Ukrainy
8.13%                                                     09/30/09                           3,500                 3,499
Nakilat Inc.
6.07%                                                     12/31/33                             430                   403 (a,f)
6.27%                                                     12/31/33                           2,725                 2,588 (a,f)
Nelnet, Inc.
5.13%                                                     06/01/10                           2,800                 2,700 (f)
Nevada Power Co. (Series N)
6.65%                                                     04/01/36                           1,480                 1,485 (f)
Nexen Inc.
6.40%                                                     05/15/37                           4,195                 4,024
Nisource Finance Corp.
5.45%                                                     09/15/20                           3,165                 2,878 (f)
7.88%                                                     11/15/10                           1,080                 1,154 (f)
Norfolk Southern Corp.
6.00%                                                     04/30/08                             475                   476 (f)
8.63%                                                     05/15/10                           3,125                 3,373 (f)
Norfolk Southern Railway Co.
9.75%                                                     06/15/20                           2,360                 3,028 (f)
Nortel Networks Ltd.
10.75%                                                    07/15/16                           2,725                 3,011 (a,f)
Northeast Utilities (Series B)
3.30%                                                     06/01/08                           2,105                 2,059 (f)
Northern States Power Co.
6.25%                                                     06/01/36                           1,240                 1,264 (f)
NorthWestern Corp.
5.88%                                                     11/01/14                           3,875                 3,760 (f)
Ohio Power Co. (Series E)
6.60%                                                     02/15/33                           1,120                 1,159 (f)
ONEOK Partners LP
5.90%                                                     04/01/12                           2,075                 2,087 (f)
OPTI Canada Inc.
8.25%                                                     12/15/14                           5,445                 5,527 (a,f)
Orion Power Holdings Inc.
12.00%                                                    05/01/10                           5,445                 6,153
Owens Brockway Glass Container Inc.
8.88%                                                     02/15/09                           4,355                 4,431
Pacific Bell
7.13%                                                     03/15/26                           1,495                 1,577 (f)
Pacific Gas & Electric Co.
5.80%                                                     03/01/37                           2,045                 1,909
PanAmSat Corp.
9.00%                                                     08/15/14                           4,725                 4,926 (f)
Pemex Finance Ltd.
9.03%                                                     02/15/11                           5,055                 5,351 (f)
Pemex Project Funding Master Trust
6.13%                                                     08/15/08                           3,145                 3,157 (f)
7.38%                                                     12/15/14                           2,020                 2,191 (f)
7.88%                                                     02/01/09                           1,245                 1,287
Petrobras International Finance Co.
6.13%                                                     10/06/16                           2,085                 2,043 (f)
Playtex Products, Inc.
8.00%                                                     03/01/11                           2,720                 2,802 (f)
PNC Preferred Funding Trust I
6.52%                                                     12/31/49                           5,065                 5,124 (a,g)
Potomac Edison Co.
5.35%                                                     11/15/14                           1,520                 1,472 (f)
Prudential Financial, Inc.
5.51%                                                     06/13/08                           5,000                 5,006 (f,g)
5.70%                                                     12/14/36                           3,120                 2,879 (f)
6.10%                                                     06/15/17                           1,875                 1,896
Public Service Company of Colorado
7.88%                                                     10/01/12                           3,330                 3,667 (f)
Puget Sound Energy, Inc.
3.36%                                                     06/01/08                           2,120                 2,079 (f)
5.48%                                                     06/01/35                           2,135                 1,875 (f)
Puget Sound Energy, Inc. (Series A)
6.97%                                                     06/01/67                           3,750                 3,750 (g)
Pulte Homes, Inc.
4.88%                                                     07/15/09                           2,470                 2,395 (f)
Quebecor World Capital Corp.
4.88%                                                     11/15/08                           8,170                 7,925
Rede Empresas de Energia Eletrica S.A.
11.13%                                                    04/02/49                           2,695                 2,796 (a)
Reichhold Industries, Inc.
9.00%                                                     08/15/14                           2,725                 2,780 (a,f)
Reliant Energy, Inc.
7.88%                                                     06/15/17                           1,870                 1,819
Residential Capital LLC
6.38%                                                     06/30/10                           4,155                 4,098
6.46%                                                     04/17/09                           4,155                 4,148 (g)
Resona Bank Ltd.
5.85%                                                     09/29/49                           3,070                 2,935 (a,f,g)
Rock-Tenn Co.
8.20%                                                     08/15/11                           5,390                 5,552
Rouse Company LP (REIT)
6.75%                                                     05/01/13                           3,245                 3,242 (a,f)
Royal Bank of Scotland Group PLC
5.00%                                                     10/01/14                           2,450                 2,345 (f)
RSHB Capital S.A.
6.30%                                                     05/15/17                           1,735                 1,698 (a)
Sabine Pass LNG LP
7.25%                                                     11/30/13                           3,225                 3,201 (a)
7.50%                                                     11/30/16                           4,810                 4,786 (a)
Security Benefit Life Insurance
8.75%                                                     05/15/16                           2,190                 2,512 (a)
Seitel, Inc.
9.75%                                                     02/15/14                           4,750                 4,703 (a)
Sierra Pacific Resources
8.63%                                                     03/15/14                           8,065                 8,656
Simon Property Group, L.P. (REIT)
4.60%                                                     06/15/10                           2,165                 2,108 (f)
Skandinaviska Enskilda Banken AB
7.50%                                                     03/29/49                           2,510                 2,601 (a,f,g)
SLM Corp.
4.50%                                                     07/26/10                           8,170                 7,557
5.66%                                                     01/27/14                           6,177                 5,357 (g)
Southern Copper Corp.
7.50%                                                     07/27/35                           2,625                 2,810
Southern Natural Gas Co.
5.90%                                                     04/01/17                           1,405                 1,359 (a)
Sovereign Capital Trust VI
7.91%                                                     06/13/36                           6,075                 6,492 (f)
Sprint Capital Corp.
7.63%                                                     01/30/11                          12,750                13,425
Stallion Oilfield Finance Corp.
9.75%                                                     02/01/15                           5,450                 5,559 (a)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                     12/03/14                           3,730                 3,626 (g)
Station Casinos Inc.
7.75%                                                     08/15/16                             405                   401 (f)
Stewart Enterprises, Inc.
6.25%                                                     02/15/13                           2,715                 2,613 (f)
Swift Energy Co.
7.13%                                                     06/01/17                           5,375                 5,120
Telecom Italia Capital S.A.
6.20%                                                     07/18/11                           4,145                 4,200
Telefonica Emisiones SAU
5.86%                                                     02/04/13                           3,075                 3,068
Tennessee Gas Pipeline Co.
7.63%                                                     04/01/37                           1,465                 1,603
8.38%                                                     06/15/32                           2,080                 2,439
Tesoro Corp.
6.50%                                                     06/01/17                           1,470                 1,437 (a)
Titan Petrochemicals Group Ltd.
8.50%                                                     03/18/12                           1,565                 1,491 (a)
TNK-BP Finance S.A.
6.13%                                                     03/20/12                           1,800                 1,759 (a)
6.63%                                                     03/20/17                           1,355                 1,313 (a)
Tronox Worldwide LLC
9.50%                                                     12/01/12                           3,815                 3,977 (f)
UBS Preferred Funding Trust I
8.62%                                                     10/29/49                           2,465                 2,677 (g)
United Overseas Bank Ltd.
5.38%                                                     09/03/19                           3,670                 3,537 (a,g)
Valspar Corp.
5.63%                                                     05/01/12                           2,080                 2,053
VeraSun Energy Corp.
9.38%                                                     06/01/17                           5,350                 4,976 (a)
Verizon Global Funding Corp.
7.25%                                                     12/01/10                           4,440                 4,680
Verizon Pennsylvania, Inc.
8.35%                                                     12/15/30                           1,350                 1,553 (f)
8.75%                                                     08/15/31                           2,125                 2,574 (f)
Vitro S.A. de C.V.
8.63%                                                     02/01/12                           1,610                 1,634 (a)
VTB Capital S.A.
5.96%                                                     08/01/08                           2,185                 2,187 (a,f,g)
Weatherford International, Inc.
5.95%                                                     06/15/12                           3,055                 3,082 (a)
Wells Fargo & Co.
5.25%                                                     12/01/07                             805                   804 (f)
Wells Fargo Bank NA
5.95%                                                     08/26/36                           1,320                 1,294 (f)
Westar Energy, Inc.
7.13%                                                     08/01/09                           1,160                 1,186 (f)
Westlake Chemical Corp.
6.63%                                                     01/15/16                           5,230                 4,955 (f)
Windstream Corp.
8.63%                                                     08/01/16                           5,390                 5,700
Wisconsin Electric Power
5.70%                                                     12/01/36                             315                   297 (f)
                                                                                                                 723,516

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1% Banc of America
Commercial Mortgage Inc.
4.13%                                                     07/10/42                           4,300                 4,186 (f)
5.32%                                                     10/10/11                           3,131                 3,088 (f)
5.45%                                                     01/15/49                           3,000                 2,902 (f)
5.69%                                                     03/10/17                          13,400                13,258 (f)
Banc of America Commercial Mortgage Inc. (Class A)
5.79%                                                     05/11/35                           4,819                 4,856 (f)
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                     04/10/17                           2,000                 1,944 (f)
Banc of America Funding Corp.
5.74%                                                     03/20/36                           1,752                 1,737 (f,g)
5.84%                                                     02/20/36                           2,986                 2,974 (f,g)
Banc of America Mortgage Securities (Class B)
5.33%                                                     10/25/35                           1,190                 1,121 (f,g)
5.38%                                                     01/25/36                           1,841                 1,792 (f,g)
5.56%                                                     02/25/36                           1,392                 1,366 (f,g)
Bank of America Alternative Loan Trust
6.50%                                                     07/25/35                           2,317                 2,328 (f)
Bear Stearns Asset Backed Securities Trust (Class A)
5.57%                                                     07/25/36                          11,789                11,772 (f,g)
Bear Stearns Commercial Mortgage Securities
5.48%                                                     10/12/41                           4,563                 4,526 (f,g)
5.53%                                                     10/12/41                           4,563                 4,496 (f,g)
5.58%                                                     03/11/39                           1,472                 1,468 (f,g)
6.02%                                                     02/14/31                           3,657                 3,676 (f)
Bear Stearns Commercial Mortgage Securities (Class A)
5.66%                                                     06/11/40                          10,900                10,910 (g)
CalSTRS Trust
4.13%                                                     11/20/12                           5,926                 5,894 (a,f)
Citigroup Mortgage Loan Trust, Inc.
6.07%                                                     08/25/36                           3,402                 3,377 (f,g)
Countrywide Alternative Loan Trust
5.98%                                                     05/25/36                             657                   569 (f,g)
6.00%                                                     03/25/36 - 08/25/36                3,190                 2,254 (f)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                     05/25/36 - 08/25/36                1,987                 1,504 (f)
Countrywide Home Loan Mortgage Pass Through Trust
5.47%                                                     02/25/47                           3,702                 3,665 (f,g)
Countrywide Home Loan Mortgage Pass Through Trust
(Class M)
5.50%                                                     12/25/35                           1,648                 1,543 (f)
Credit Suisse Mortgage Capital Certificates
5.47%                                                     09/15/39                           3,967                 3,849 (f)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                     02/25/36                             990                   943 (f,g)
CS First Boston Mortgage Securities Corp.
1.56%                                                     03/15/35                          62,674                 2,109 (a,f,g)
5.25%                                                     08/25/34                           1,428                 1,408 (f)
5.33%                                                     10/25/35                           1,659                 1,533 (f,g)
5.75%                                                     07/15/37                          51,165                 1,263 (a,c,f,g)
CS First Boston Mortgage Securities Corp. (Class A)
5.44%                                                     09/15/34                           3,000                 2,979 (f)
6.53%                                                     06/15/34                           2,800                 2,879 (f)
DLJ Commercial Mortgage Corp.
6.24%                                                     11/12/31                           7,455                 7,502 (f)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                                     11/10/33                           4,064                 4,228 (f)
First Horizon Alternative Mortgage Securities (Class B)
5.98%                                                     05/25/36                             431                   371 (f,g)
First Union-Lehman Brothers-Bank of America
6.56%                                                     11/18/35                           2,718                 2,728 (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                     05/15/35                           4,863                 4,892 (f)
6.47%                                                     04/15/34                           2,000                 2,047 (f)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.71%                                                     12/10/41                          79,097                 1,614 (c,f,g)
Greenwich Capital Commercial Funding Corp.
5.12%                                                     04/10/37                           4,200                 4,153 (f)
Impac CMB Trust
5.58%                                                     04/25/35                           2,636                 2,637 (f,g)
Impac CMB Trust (Class 1)
5.68%                                                     10/25/34                           2,938                 2,939 (f,g)
Impac Secured Assets CMN Owner Trust (Class A)
5.57%                                                     11/25/36                          12,466                12,510 (f,g)
Indymac INDA Mortgage Loan Trust
5.15%                                                     01/25/36                             474                   456 (f,g)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                                     01/25/36                             954                   938 (f,g)
Indymac Index Mortgage Loan Trust
5.36%                                                     06/25/35                           2,791                 2,742 (f,g)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.27%                                                     01/12/39                          41,938                 1,320 (a,f,g)
5.75%                                                     02/12/49                          15,000                14,862 (g)
6.47%                                                     11/15/35                           5,391                 5,547 (f)
JP Morgan Mortgage Trust
5.87%                                                     04/25/37                           2,805                 2,802 (g)
LB-UBS Commercial Mortgage Trust
4.06%                                                     09/15/27                           6,696                 6,526 (f,g)
5.26%                                                     09/15/39                           5,130                 5,065 (f)
5.42%                                                     02/15/40                           5,000                 4,834
5.64%                                                     01/18/12                          72,084                 1,782 (c,f,g)
5.85%                                                     01/15/36                          22,808                 1,434 (a,c,f)
6.23%                                                     03/15/26                           3,000                 3,029 (f)
6.80%                                                     02/15/40                          28,525                   982 (c,g)
6.85%                                                     10/15/35                          22,528                   924 (a,c,f,g)
7.47%                                                     03/15/36                          86,748                 2,401 (a,c,f,g)
7.49%                                                     02/15/40                          52,478                 1,107 (a,c,f,g)
7.70%                                                     09/15/39                          24,958                   465 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                     12/15/30                           1,777                 1,811 (f)
6.65%                                                     11/15/27                           8,377                 8,643 (f)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                     07/14/16                             750                   778 (a,f)
LB-UBS Commercial Mortgage Trust (Class X)
5.76%                                                     09/15/39                         145,010                 4,502 (c,f,g)
7.29%                                                     12/15/39                          52,850                   920 (a,c,f,g)
9.14%                                                     03/15/32                          55,585                   694 (c,f,g)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.58%                                                     10/15/17                           7,000                 7,001 (a,f,g)
5.63%                                                     10/15/17                           4,000                 4,000 (a,f,g)
Master Alternative Loans Trust
5.00%                                                     08/25/18                           2,196                   353 (e,f)
6.50%                                                     08/25/34 - 05/25/35                8,664                 8,717 (f)
Master Alternative Loans Trust (Class 3)
6.50%                                                     01/25/35                           2,458                 2,470 (f)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                                     05/12/39                           5,006                 5,020 (f,g)
Merrill Lynch/Countrywide Commercial Mortgage Trust
(Class A)
5.49%                                                     03/12/51                          15,000                14,532 (g)
5.75%                                                     06/12/50                           9,800                 9,698 (g)
MLCC Mortgage Investors, Inc.
5.38%                                                     02/25/36                           1,505                 1,474 (f,g)
Morgan Stanley Capital I
5.28%                                                     12/15/43                           2,021                 1,991 (f,g)
5.33%                                                     12/15/43                           2,021                 1,942 (f,g)
5.39%                                                     11/12/41                           4,629                 4,444 (f,g)
5.44%                                                     02/20/44                           2,017                 1,973 (a,g)
5.45%                                                     02/12/44                           5,000                 4,834 (g)
5.69%                                                     04/15/49                          12,500                12,311 (g)
5.71%                                                     07/20/44                           3,000                 2,995 (f)
7.11%                                                     04/15/33                             992                 1,017 (f)
Morgan Stanley Capital I (Class A)
5.36%                                                     02/12/44                           3,039                 3,000 (g)
Morgan Stanley Dean Witter Capital I (Class A)
5.72%                                                     12/18/32                              62                    62 (f)
6.39%                                                     10/15/35                           5,000                 5,133 (f)
6.54%                                                     02/15/31                             603                   614 (f)
Mortgage Capital Funding Inc. (Class C)
6.73%                                                     06/18/30                           2,046                 2,058 (f)
MortgageIT Trust (Class A)
5.62%                                                     08/25/35                           5,059                 5,066 (f,g)
Nomura Asset Securities Corp. (Class A)
6.59%                                                     03/15/30                           7,923                 7,969 (f)
Opteum Mortgage Acceptance Corp.
5.62%                                                     02/25/35                           2,171                 2,170 (f,g)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                                     03/12/34                           5,200                 5,316
Puma Finance Ltd. (Class A)
5.52%                                                     03/25/34                           1,431                 1,406 (f,g)
Residential Accredit Loans, Inc.
6.00%                                                     01/25/36 - 04/25/36                3,742                 3,509 (f)
6.04%                                                     01/25/36                           1,028                 1,028 (f,g)
Residential Funding Mortgage Security I
5.75%                                                     01/25/36                           1,748                 1,664 (f)
Residential Mortgage Securities
5.43%                                                     08/10/30                             580                   580 (a,f,g)
Sequoia Mortgage Trust
5.58%                                                     06/20/34                             347                   347 (f,g)
Structured Asset Securities Corp. (Class X)
2.16%                                                     02/25/28                           7,760                   310 (g)
Wachovia Bank Commercial Mortgage Trust
5.34%                                                     12/15/43                          13,600                13,028
5.42%                                                     04/15/47                          15,000                14,770
Washington Mutual Inc.
5.65%                                                     01/25/45                           1,630                 1,636 (f,g)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                     08/25/35                           4,162                 4,013 (f,g)
5.50%                                                     01/25/36 - 03/25/36                4,123                 3,860 (f)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                                     03/25/36                           2,951                 2,787 (f)
                                                                                                                 399,452

SOVEREIGN BONDS - 0.5%
Government of Argentina
7.00%                                                     04/17/17                           3,235                 2,831
Government of Bahamas
6.63%                                                     05/15/33                           2,400                 2,568 (a,f)
Government of Canada
7.50%                                                     09/15/29                           3,115                 3,804
Government of Manitoba Canada
4.90%                                                     12/06/16                           2,120                 2,035 (f)
Government of Panama
6.70%                                                     01/26/36                           1,965                 2,004
                                                                                                                  13,242

TOTAL BONDS AND NOTES                                                                                          2,586,214
 (COST $2,646,775)

                                                                                        PRINCIPAL
                                                                                         AMOUNT                     VALUE
--------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON
LOAN - 15.7%
--------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 10.3%
AESOP Funding II LLC (Class A)
5.44%                                                     04/20/10                      $    5,000             $   5,007 (a,f,g)
American Express Credit Account Master Trust (Class A)
5.43%                                                     10/15/10                           4,000                 4,004 (g)
Arran Master Trust (Class A)
5.34%                                                     12/15/10                           3,000                 3,001 (g)
Bayview Financial Acquisition Trust (Class A)
5.77%                                                     02/28/44                           4,893                 4,895 (g)
Chase Issuance Trust
5.33%                                                     12/15/10                          10,000                10,002 (g)
Citibank Credit Card Issuance Trust
5.33%                                                     12/15/10                           4,500                 4,501 (g)
5.44%                                                     11/22/10                          10,000                10,012 (g)
CNH Equipment Trust
5.39%                                                     10/15/08                             166                   166 (g)
CNH Equipment Trust (Class A)
5.48%                                                     12/15/10                             663                   664 (a,g)
CNH Wholesale Master Note Trust (Class A)
5.43%                                                     06/15/11                           2,000                 2,001 (g)
Countrywide Asset-Backed Certificates
5.43%                                                     06/25/35                           3,938                 3,938 (g)
5.58%                                                     07/25/34                           3,000                 3,004 (g)
5.75%                                                     05/25/33                              41                    41 (g)
Countrywide Asset-Backed Certificates (Class 2)
5.92%                                                     06/25/33                              20                    20 (g)
Countrywide Asset-Backed Certificates (Class A)
6.12%                                                     03/25/33                             802                   803 (g)
Countrywide Home Equity Loan Trust
5.56%                                                     01/15/30                           6,323                 6,328 (g)
Discover Card Master Trust I
5.33%                                                     04/15/10                           5,000                 4,999 (g)
Discover Card Master Trust I (Class A)
5.34%                                                     05/15/11                           6,500                 6,501 (g)
First Franklin Mortgage Loan Asset Backed Certificates
5.58%                                                     11/25/36                           3,000                 2,993 (g)
First Franklin Mortgage Loan Asset Backed Certificates
(Class M)
5.77%                                                     03/25/35                          10,000                10,018 (g)
First Horizon Asset Back Trust (Class A)
5.54%                                                     02/25/34                           1,012                 1,013 (f,g)
Fleet Credit Card Master Trust II (Class A)
5.46%                                                     04/15/10                           8,000                 8,003 (g)
Fleet Home Equity Loan Trust (Class A)
5.57%                                                     01/20/33                           1,765                 1,767 (g)
Ford Credit Floorplan Master Owner Trust (Class A)
5.36%                                                     07/15/09                          35,000                34,999 (g)
Fremont Home Loan Trust
5.52%                                                     04/25/35                             872                   872 (g)
GMAC Mortgage Corp. Loan Trust
5.41%                                                     08/25/35                           4,700                 4,700 (g)
Gracechurch Card Funding PLC
5.33%                                                     06/15/10                           5,000                 5,001 (g)
Gracechurch Card Funding PLC (Class A)
5.33%                                                     11/15/10                           2,500                 2,501 (g)
5.43%                                                     03/15/10                           3,500                 3,503 (g)
GSAA Trust
5.38%                                                     10/25/36                           1,825                 1,825 (f,g)
5.57%                                                     01/25/36                          10,000                10,014 (g)
GSAMP Trust
5.47%                                                     12/25/35                          12,500                12,503 (g)
Hertz Vehicle Financing LLC
5.46%                                                     02/25/10                           5,000                 5,001 (a,g)
Indymac Residential Asset Backed Trust
5.37%                                                     11/25/36                           3,157                 3,156 (g)
5.43%                                                     11/25/36                          10,449                10,448 (g)
5.49%                                                     10/25/35                          20,000                20,004 (g)
Irwin Home Equity
5.47%                                                     02/25/36                             673                   673 (a,g)
JP Morgan Mortgage Acquisition Corp.
5.43%                                                     01/25/36                           2,935                 2,936 (g)
Long Beach Mortgage Loan Trust
5.42%                                                     05/25/36                           3,800                 3,800 (g)
5.60%                                                     09/25/35                           4,736                 4,742 (g)
Option One Mortgage Loan Trust (Class A)
5.74%                                                     02/25/33                             417                   417 (g)
Residential Asset Mortgage Products, Inc.
5.59%                                                     12/25/33                           1,319                 1,319 (g)
Residential Asset Mortgage Products, Inc. (Class A)
5.88%                                                     06/25/32                             123                   124 (g)
Residential Asset Securities Corp.
5.42%                                                     06/25/36                           3,000                 3,000 (g)
5.57%                                                     01/25/36                          12,000                12,021 (g)
Residential Asset Securities Corp. (Class A)
5.90%                                                     06/25/33                             134                   134 (f,g)
Residential Funding Mortgage Securities II Inc. (Class A)
5.53%                                                     02/25/34                             206                   206 (g)
Saxon Asset Securities Trust
5.43%                                                     03/25/36                          10,671                10,668 (g)
5.55%                                                     05/25/35                             294                   294 (g)
Structured Asset Investment Loan Trust
5.49%                                                     04/25/35                             652                   652 (g)
Structured Asset Securities Corp.
5.52%                                                     02/25/35                           1,374                 1,374 (g)
Wachovia Asset Securitization Inc. (Class A)
5.54%                                                     06/25/34                           1,387                 1,388 (g)
Waverly Community School
5.42%                                                     05/25/36                           4,221                 4,222 (g)
                                                                                                                 256,178

CORPORATE NOTES - 2.0%
Countrywide Financial Corp.
5.51%                                                     09/02/08                          12,000                12,004 (g)
Marsh & McLennan Companies, Inc.
5.50%                                                     07/13/07                           3,000                 3,000 (g)
Morgan Stanley
5.41%                                                     05/07/09                          23,000                23,001 (g)
VTB Capital S.A.
6.11%                                                     09/21/07                          10,000                10,000 (a,g)
                                                                                                                  48,005

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
Banc of America Large Loan
5.53%                                                     03/15/22                          10,000                10,002 (a,g)
Crusade Global Trust (Class A)
5.55%                                                     09/18/34                           1,455                 1,457 (g)
Granite Master Issuer PLC
5.44%                                                     12/20/24 - 12/20/54               14,225                14,229 (g)
Granite Mortgages PLC (Class 1)
5.54%                                                     01/20/43                             717                   718 (g)
Impac CMB Trust (Class 1)
5.68%                                                     10/25/34                           3,554                 3,555 (f,g)
Impac Secured Assets CMN Owner Trust
5.71%                                                     03/25/36                           4,488                 4,511 (g)
Interstar Millennium Trust (Class A)
5.56%                                                     03/14/36                             987                   989 (g)
JP Morgan Alternative Loan Trust
5.38%                                                     08/25/36 - 10/25/36                9,557                 9,544 (g)
Medallion Trust (Class A)
5.40%                                                     08/22/36                           2,628                 2,635 (g)
Morgan Stanley Capital I
5.86%                                                     01/15/21                           9,000                 9,000 (a,g)
National RMBS Trust
5.47%                                                     03/20/34                           1,457                 1,460 (g)
Nomura Asset Acceptance Corp.
5.45%                                                     03/25/37                          15,612                15,612 (g)
Residential Accredit Loans, Inc.
5.50%                                                     07/25/36                           3,669                 3,668 (g)
Thornburg Mortgage Securities Trust (Class A)
5.53%                                                     12/25/35                           3,386                 3,386 (g)
5.66%                                                     04/25/43                             900                   901 (g)
Washington Mutual Inc.
5.66%                                                     01/25/45                           1,238                 1,241 (g)
5.80%                                                     07/25/44                           2,123                 2,130 (g)
                                                                                                                  85,038

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM                                                                  389,221
SECURITIES ON LOAN
 (COST $389,196)

TOTAL INVESTMENTS IN SECURITIES                                                                                2,975,435
 (COST $3,035,971)

                                                                                       NUMBER OF
                                                                                        SHARES                      VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 13.0%
--------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 5.1%
GEI Short Term Investment Fund
5.55%                                                                                  127,703,000               127,703 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 7.9%
GEI Short Term Investment Fund
5.55%                                                                                  195,877,573               195,878 (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                                     323,581
 (COST $323,581)

TOTAL INVESTMENTS                                                                                              3,299,016
 (COST $3,359,552)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (33.0)%                                                           (818,138)
                                                                                                               ---------
NET ASSETS - 100.0%                                                                                            2,480,878
                                                                                                               =========

--------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------------

The S&S Income Fund had the following long futures contracts open at June 30, 2007 (unaudited):

                                                    EXPIRATION           NUMBER OF       CURRENT NOTIONAL    UNREALIZED
DESCRIPTION                                            DATE              CONTRACTS            VALUE         APPRECIATION
------------------------------------------------------------------------------------------------------------------------
90 Day Sterling Future                             December 2007          486               $114,256         $(368)
Euro Dollar Futures                               September 2007          1569               371,343             35
U.S. Treasury Notes 10 Yr. Futures                September 2007          1331               140,691            502
                                                                                                             ------
                                                                                                                169
                                                                                                             ======

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30,2007 (unaudited)
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30,2007, these securities amounted to $280,245 or 11.30% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)      Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At June 30,2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at June 30,2007.

(h)      All or a portion of the security is out on loan.

(i)      Step coupon bond.  Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.



+       Percentages are based on net assets as of June 30,2007.



Abbreviations:

STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be Announced

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
	Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  August 22, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  August 22, 2007